NOTE PAYABLE (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Note Payable At Beginning Of The Period	$ 0	$ 0
Additions	4,665,000	0
Repayments	0	0
Unwinding Of Fair Value Adjustment	177,000	0
Note Payable At Ending Of The Period	$ 4,842,000	$ 0